Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	$ 5,875	$ 5,708	$ 5,502
Charge Offs	(3,198)	(1,546)	(2,225)
Recoveries	41	33	31
Provision for loan losses	4,580	1,680	2,400
Allowance at end of period	7,298	5,875	5,708
Ending balance individually evaluated for impairment	1,613	293
Ending balance collectively evaluated for impairment	5,685	5,582
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	1,323	1,441
Charge Offs	(224)	(270)	(603)
Recoveries	20	0	9
Provision for loan losses	(50)	152
Allowance at end of period	1,069	1,323	1,441
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	1,069	1,323
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	3,890	3,025
Charge Offs	(2,883)	(1,196)	(1,488)
Recoveries	0	2	0
Provision for loan losses	4,499	2,059
Allowance at end of period	5,506	3,890	3,025
Ending balance individually evaluated for impairment	1,613	293
Ending balance collectively evaluated for impairment	3,893	3,597
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	222	898
Charge Offs	0	0	(40)
Recoveries	0	0	0
Provision for loan losses	(132)	(676)
Allowance at end of period	90	222	898
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	90	222
Commercial, financial and agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	256	184
Charge Offs	0	0	(4)
Recoveries	0	0	0
Provision for loan losses	141	72
Allowance at end of period	397	256	184
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	397	256
Consumer loans to individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	184	160
Charge Offs	(91)	(80)	(90)
Recoveries	21	31	22
Provision for loan losses	122	73
Allowance at end of period	236	184	$ 160
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	$ 236	$ 184